Earnings Per Share - Income and Share Data Used in Basic and Diluted EPS Computations (Detail) $ / shares in Units, shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 $ / shares	Dec. 31, 2025 TWD ($) $ / shares shares	Dec. 31, 2024 TWD ($) $ / shares shares	Dec. 31, 2023 TWD ($) $ / shares shares
Basic earnings per share, amount after tax
Equity holders of the Company - Amount after tax | $		$ 550,635	$ 1,439,536	$ 1,967,565
Diluted earnings per share, amount after tax
Equity holders of the Company - Amount after tax | $		$ 550,635	$ 1,439,536	$ 1,967,565
Weighted average number of ordinary shares outstanding		710,445	727,240	727,240
Diluted earnings per share, weighted-average number of ordinary shares outstanding
Employees' compensation		2,202	6,772	7,698
Weighted average number of ordinary shares outstanding		712,647	734,012	734,938
Ordinary shares [member]
Basic earnings per share
Equity holders of the Company - Earnings per share | (per share)	$ 0.02	$ 0.78	$ 1.98	$ 2.71
Diluted earnings per share
Diluted earnings (loss) per share | (per share)	$ 0.02	$ 0.77	$ 1.96	$ 2.68